Transamerica 60-40 Allocation VP Average Annual Total Returns			12 Months Ended	60 Months Ended	96 Months Ended	104 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	13.89%	14.84%	14.82%
Performance Inception Date		May 01, 2017
Transamerica 60/40 Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.57%	7.69%	8.16%
Service
Prospectus [Line Items]
Average Annual Return, Percent			14.90%	7.88%	7.97%
Performance Inception Date		Jan. 12, 2018

[1]	The Transamerica 60/40 Allocation VP Blended Benchmark consists of the following: 45% S&P 500® Index, 15% MSCI EAFE Index and 40% Bloomberg US Aggregate Bond Index.